Share-based payments - Disclosure of reconciliation of BSAs (Details) - Total BSAs	1 Months Ended		6 Months Ended	103 Months Ended
	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Jun. 30, 2025 shares	Jun. 30, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)		223,944	223,944
Number of instruments issued (in shares)	39,370	125,000	164,370	486,714
Number of instruments lapsed (in shares)			0
Number of instruments exercised (in shares)			0
Number of instruments outstanding, ending balance (in shares)			388,314	388,314
Number of instruments exercisable (in shares)			146,124	146,124
Maximum number of shares to be issued if all conditions are met (in shares)			388,314	388,314